Concessions and Authorizations (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of concession contracts or authorizations obtained by copel

Concession agreement / authorization of the equity		Interest %	Maturity
Copel DIS	Contract 046/1999, extended by 5th addendum to the contract	100%	07.07.2045
Elejor	Contract 125/2001 – HPP Fundão	70%	15.06.2040 (b)
	Contract 125/2001 – HPP Santa Clara		15.05.2040 (b)
	Authorization – SHP Fundão I and SHP Santa Clara I – 753/2002 and 757/2002		(a)
Dona Francisca Energética	Contract 188/1998 – HPP Dona Francisca	23%	24.09.2037 (b)
Usina de Energia Eólica São João S.A.	MME Ordinance 173 /2012 – WPP São João	49%	03.26.2047
Usina de Energia Eólica Carnaúba S.A.	MME Ordinance 204 /2012 – WPP Carnaúbas	49%	04.09.2047
Usina de Energia Eólica Reduto S.A.	MME Ordinance 230 /2012 – WPP Reduto	49%	04.16.2047
Usina de Energia Eólica Santo Cristo S.A.	MME Ordinance 233/2012 – WPP Santo Cristo	49%	04.18.2047
(a) Projects had the conversion of authorization into registration, according to Authorizing Resolutions No. 14,744/2023 and 14,745/2023.
(b) ANEEL approved and authorized an additional extension period for the concession of hydroelectric plants participating in the MRE, pursuant to Law 14,052/2020, REH 3,439/2025, and REA 16,467/2025.
Hydroelectric Power Plant – HPP
Small Hydroelectric Plant – SHP
Wind Power Plant – WPP

Schedule of concession contracts or authorizations obtained by Copel Get and its investees

Generation concession		Interest %	Maturity
Concession agreement - Copel Get
Generation Concession Contract 002/2024 - HPP Gov. Ney Aminthas de Barros Braga (Segredo) (a)		100	11.21.2054
Generation Concession Contract 002/2024 - HPP Gov. José Richa (Salto Caxias) (a)		100	11.21.2054
Generation Concession Contract 003/2016 – HPP Gov. Pedro Viriato Parigot de Souza (GPS) (a)		100	01.06.2053
Generation Concession Contract 001/2007 - HPP Gov. Jayme Canet Júnior (Mauá) (b)		100	06.28.2049
Generation Concession Contract 007/2013 - HPP Derivação do Rio Jordão		100	06.21.2032
Concession Contract 045/1999 - TPP Figueira (c)		100	03.26.2019
Concession / Authorization Contratcs - Equity interests
Nova Asa Branca I	MME Ordinance 267/2011 – WPP Asa Branca I	100	04.25.2046
Nova Asa Branca II	MME Ordinance 333/2011 – WPP Asa Branca II	100	05.31.2046
Nova Asa Branca III	MME Ordinance 334/2011 – WPP Asa Branca III	100	05.31.2046
Nova Eurus IV	MME Ordinance 273/2011 -WPP Eurus IV	100	04.27.2046
Santa Maria	MME Ordinance 274/2012 – WPP SM	100	05.08.2047
Santa Helena	MME Ordinance 207/2012 – WPP Santa Helena	100	04.09.2047
Ventos de Santo Uriel	MME Ordinance 201/2012 – WPP Santo Uriel	100	04.09.2047
GE Boa Vista	MME Ordinance 276 /2011 – WPP Dreen Boa Vista	100	04.28.2046
GE Farol	MME Ordinance 263 /2011 – WPP Farol	100	04.20.2046
GE Olho D’Água	MME Ordinance 343 /2011 – WPP Dreen Olho D'Água	100	06.01.2046
GE São Bento do Norte	MME Ordinance 310 /2011 – WPP Dreen São Bento do Norte	100	05.19.2046
Esperança do Nordeste	MME Ordinance 183/2015 – WPP Esperança do Nordeste	100	05.11.2050
Paraíso dos Ventos do Nordeste	MME Ordinance 182/2015 – WPP Paraíso dos Ventos do Nordeste	100	05.11.2050
Usina de Energia Eólica Jangada	Resolution 3,257/2011 – WPP GE Jangada	100	01.05.2042
Maria Helena	Resolution 3,259/2011 – WPP GE Maria Helena	100	01.05.2042
Usina de Energia Eólica Potiguar	MME Ordinance 179/2015 – WPP Potiguar	100	05.11.2050
Usina de Energia Eólica Guajiru	Resolution 3,256/2011 – WPP Dreen Guajiru	100	01.05.2042
Usina de Energia Eólica Cutia	Resolution 3,258/2011 – WPP Dreen Cutia	100	01.05.2042
São Bento do Norte I	Ordinance 349/2015 – WPP São Bento do Norte I	100	08.04.2050
São Bento do Norte II	Ordinance 348/2015 – WPP São Bento do Norte II	100	08.04.2050
São Bento do Norte III	Ordinance 347/2015 – WPP São Bento do Norte III	100	08.04.2050
São Miguel I	Ordinance 352/2015 – WPP São Miguel I	100	08.04.2050
São MigueI lI	Ordinance 351/2015 – WPP São Miguel II	100	08.04.2050
São Miguel III	Ordinance 350/2015 – WPP São Miguel III	100	08.04.2050
Foz do Chopim	Authorization 114/2000 – SHP Arturo Andreoli	36	07.07.2034
SHP Bela Vista	Resolution 913/2017 – transfer of title under Resolution 7,802/2019	100	01.06.2041
F.D.A. Electricity Generation	Generation Concession Contract contract 002/2020	100	11.20.2054
Jandaíra I Energias Renováveis	Ordinance 140/2020 – WPP Jandaíra I	100	04.02.2055
Jandaíra II Energias Renováveis	Ordinance 141/2020 – WPP Jandaíra II	100	04.02.2055
Jandaíra III Energias Renováveis	Ordinance 142/2020 – WPP Jandaíra III	100	04.02.2055
Jandaíra IV Energias Renováveis	Ordinance 139/2020 – WPP Jandaíra IV	100	04.02.2055
EOL Potiguar B 141 SPE S.A.	Ordinance 02/2019 – WPP Vila Maranhão I	100	01.11.2054
EOL Potiguar B 142 SPE S.A.	Ordinance 12/2019 – WPP Vila Maranhão II	100	01.14.2054
EOL Potiguar B 143 SPE S.A.	Ordinance 13/2019 – WPP Vila Maranhão III	100	01.14.2054
EOL Potiguar B 61 SPE S.A.	Ordinance 453/2019 – WPP Ventos de Vila Mato Grosso I	100	12.06.2054
Ventos de Vila Paraíba IV SPE S.A	Ordinance 10/2019 - WPP Vila Ceará I	100	01.14.2054
EOL Aventura II	Ordinance 209/2018 - Aventura II	100	06.05.2053
EOL Aventura III	Ordinance 220/2018 - Aventura III - REA n° 7.820/2019	100	06.11.2053
EOL Aventura IV	Ordinance 215/2018 - Aventura IV	100	06.05.2053
EOL Aventura V	Ordinance 213/2018 - Aventura V	100	06.05.2053
EOL SRMN I S.A.	Ordinance 196/2018 - Santa Rosa e Novo Mundo I	100	06.04.2053
EOL SRMN II S.A.	Ordinance 194/2018 - Santa Rosa e Novo Mundo II	100	06.04.2053
EOL SRMN III S.A.	Ordinance 197/2018 - Santa Rosa e Novo Mundo III	100	06.04.2053
EOL SRMN IV S.A.	Ordinance 188/2018 - Santa Rosa e Novo Mundo IV	100	06.01.2053
EOL SRMN V S.A.	Ordinance 189/2018 - Santa Rosa e Novo Mundo V - Resolution 7.783/2019	100	06.01.2053
(a) ANEEL approved and authorized an additional extension period for the concession of hydroelectric plants participating in the MRE, pursuant to Law 14,052/2020, REH 3,439/2025, and REA 16,467/2025.
(b) ANEEL transferred ownership of the concession to Copel Geração e Transmissão S.A. through REA 16.151/2025, formalized by the signing of the Fifth Addendum to Concession Agreement 001/2007.
(c) In the process of divestment (Note 37.1)

Transmission concession		Interest %	Maturity	Next tariff review
Transmission lines and substations concession agreements - Copel Get
Contract 060/2001 – Transmission facilities (sundry Transmission lines and Substations) – extended by the 3rd additive term		100	01.01.2043	2028
Contract 075/2001 – Transmission line 230 kV Bateias – Jaguariaíva		100	08.17.2031	(a)
Contract 006/2008 – Transmission line 230 kV Bateias – Pilarzinho		100	03.17.2038	2028
Contract 027/2009 – Transmission line 525 kV Foz do Iguaçu – Cascavel Oeste		100	11.19.2039	2030
Contract 010/2010 – Transmission line 500 kV Araraquara II – Taubaté		100	10.06.2040	2026
Contract 015/2010 – Substation Cerquilho III 230/138 kV		100	10.06.2040	2026
Contract 022/2012 – Transmission line 230 kV Londrina – Figueira and Transmission line 230 kV Foz do Chopim – Salto Osório		100	08.27.2042	2028
Contract 002/2013 – Transmission line 230 kV Assis – Paraguaçu Paulista II e Substation Paraguaçu Paulista II 230 kV		100	02.25.2043	2028
Contract 005/2014 – Transmission line 230 kV Bateias – Curitiba Norte e Substation Curitiba Norte 230/138 kV		100	01.29.2044	2029
Contract 021/2014 – Transmission line 230 kV Foz do Chopim – Realeza e Substation Realeza 230/138 kV		100	09.05.2044	2030
Contract 022/2014 – Transmission line 500 kV Assis – Londrina		100	09.05.2044	2030
Contract 006/2016		100	04.07.2046	2030
Contract 006/2016 – Transmission line 525 kV Curitiba Leste – Blumenau
Contract 006/2016 – Transmission line 230 kV Baixo Iguaçu – Realeza
Contract 006/2016 – Transmission line 230 kV Curitiba Centro – Uberaba
Contract 006/2016 – Substation Medianeira 230/138 kV
Contract 006/2016 – Substation Curitiba Centro 230/138 kV
Contract 006/2016 – Substation Andirá Leste 230/138 kV
Concession / Authorization Contratcs - Equity interests
Costa Oeste Transmissora	Contract 001/2012:	100	01.12.2042	2027
	Transmission line 230 kV Cascavel Oeste – Umuarama
	Substation Umuarama 230/138 kV
Caiuá Transmissora	Contract 007/2012:	49	05.10.2042	2027
	Transmission line 230 kV Umuarama - Guaíra
	Transmission line 230 kV Cascavel Oeste – Cascavel Norte
	Substation Santa Quitéria 230/138/13,8 kV
	Substation Cascavel Norte 230/138/13,8 kV
Marumbi Transmissora	Contract 008/2012:	100	05.10.2042	2027
	Transmission line 525 kV Curitiba – Curitiba Leste
	Substation Curitiba Leste 525/230 kV
Integração Maranhense	Contract 011/2012: Transmission line 500 Kv Açailândia – Miranda II	49	05.10.2042	2027
Matrinchã Transmissora	Contract 012/2012:	49	05.10.2042	2027
	Transmission line 500 kV Paranaíta – Cláudia
	Transmission line 500 kV Cláudia – Paranatinga
	Transmission line 500 kV Paranatinga – Ribeirãozinho
	Substation Paranaíta 500 kV
	Substation Cláudia 500 kV
	Substation Paranatinga 500 kV
Guaraciaba Transmissora	Contract 013/2012:	49	05.10.2042	2027
	Transmission line 500 kV Ribeirãozinho – Rio Verde Norte
	Transmission line 500 kV Rio Verde Norte – Marimbondo II
	Substation Marimbondo II 500 kV
Paranaíba Transmissora	Contract 007/2013:	24.5	05.02.2043	2028
	Transmission line 500 kV Barreiras II – Rio das Éguas
	Transmission line 500 kV Rio das Éguas – Luziânia
	Transmission line 500 kV Luziânia – Pirapora 2
Mata de Santa Genebra (b)	Contract 001/2014:	50.1	05.14.2044	2029
	Transmission line 500 kV Itatiba – Bateias
	Transmission line 500 kV Araraquara 2 – Itatiba
	Transmission line 500 kV Araraquara 2 – Fernão Dias
	Substation Santa Bárbara D ́Oeste 440 kV
	Substation Itatiba 500 kV
	Substation Fernão Dias 500/440 kV
Cantareira Transmissora	Contract 019/2014: Transmission line Estreito – Fernão Dias	49	09.05.2044	2030
Uirapuru Transmissora	Contract 002/2005: Transmission line 525 kV Ivaiporã – Londrina	100	03.04.2035	N/A (a)
(a) Do not undergo tariff review
(b) In May 2025, the acquisition of the entire stake in MSG was completed (Note 1.2).